                                                             NUVEEN
                                                                 Investments

--------------------------------------------------------------------------------
Nuveen
   Growth Funds

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                 SEMIANNUAL REPORT JANUARY 31, 2001
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For investors seeking long-term capital appreciation.

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                             [PHOTO APPEARS HERE]

Invest well
Look ahead
Leave your mark

Innovation Fund
International Growth Fund
Rittenhouse Growth Fund

Dear Shareholders,

You may notice a change in your fund's semiannual report. We've simplified the format to make it easier for you to get the information you want. We have consolidated the chart information. Statistics such as total return, portfolio allocation and net asset value - are now all on one easy-to-read page. Finally, we want you to know what has happened in the market without having to wade through a lot of technical analysis, so we have limited economic commentary about the period to one page.

Your annual report, which will cover the 12-month period ending July 31, 2001, will as always, include an in-depth interview with your fund's portfolio manager. We strongly encourage you to read that report when you receive it, as it strives to educate you on the value of Nuveen's active management of your mutual fund.

If you have any questions about the changes made to your semiannual report, please do not hesitate to call us at (800) 257-8787. You can also contact us through our Internet site, www.nuveen.com.

      Contents

  1 Dear Shareholder
  3 Market Commentary
  4 Nuveen Innovation Fund Spotlight
  5 Nuveen International Growth Fund Spotlight
  6 Nuveen Rittenhouse Growth Fund Spotlight
  7 Portfolio of Investments
 13 Statement of Net Assets
 14 Statement of Operations
 15 Statement of Changes in Net Assets
 17 Notes to Financial Statements
 23 Financial Highlights
 29 Fund Information

                             Must be preceded by or accompanied by a prospectus.

Dear Shareholder,

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

At Nuveen Investments, we are committed to helping financial advisors and their clients invest well through all types of market conditions.

Recently, we've heard so many stories about investors who were drawn off course by placing a higher-than-usual proportion of their assets in high-risk investments. This led to significant investment losses that drove many investors to the sidelines, into a zone of uncertainty, as the technology bubble burst. As a result, many missed the attractive values that were compounding for others with core portfolios of high-quality stocks and bonds, which performed so well as the year 2000 ended.

These kinds of experiences dramatically reinforce the need for investors to maintain a consistent, long-term investment discipline. They also highlight the importance of staying the course with well-constructed and diversified portfolios.

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios - portfolios designed to systematically compound your wealth over time.

This report covers two of our investment styles - core growth and enhanced growth.

Core Growth

A core growth strategy - as the consistent foundation of a long-term investment discipline - can provide the confidence to stay the course when markets are volatile. A core growth portfolio can serve as the backbone of most multi-generational wealth management strategies. Our goal is to build and protect the purchasing power of investors' assets over time - in a tax-efficient manner.

Nuveen Rittenhouse Growth Fund is managed by our Nuveen Rittenhouse investment team, using a distinct strategy that focuses on consistency of earnings growth among financially strong global market leaders. Our Rittenhouse portfolio team has an average of more than 20 years of investment experience, with an excellent record of consistently strong risk-adjusted returns.

                                                       Semiannual Report  page 1

Since 1898, generations of advisors, investors and their families have associated Nuveen with quality and dependability. This began with our heritage in municipal bonds and continues today across an expanding array of equity and fixed-income investment disciplines. We continue to broaden our investment expertise, to provide you and your advisors with the means for building balanced portfolios -portfolios designed to systematically compound your wealth over time.


Enhanced Growth

Once core holdings are invested in long-term vehicles, investors who can tolerate more risk can be more aggressive with a portion of their portfolios. This is when investment disciplines that have proven themselves over the long term count the most. Contrary to popular belief, aggressive investing requires more patience, rather than less, to carry investors through periods of market volatility. That's why Nuveen offers enhanced growth mutual funds - Nuveen Innovation Fund and Nuveen International Growth Fund - managed by Columbus Circle Investors (CCI).

CCI has been managing money for more than 25 years and has used a single, disciplined investment philosophy called "Positive Momentum and Positive Surprise."

Positive Momentum - Built on the premise that strong companies tend to get stronger. Companies that demonstrate positive momentum in their business fundamentals tend to generate superior returns via a rising stock price.

Positive Surprise - Companies positively surprise when their business fundamentals and reported results exceed investor expectations. Positive surprises are often accompanied by strong, accelerating growth.

In addition to core growth and enhanced growth, we offer core value, fixed income and senior loan investment styles. For more information on any Nuveen investment, including a prospectus, contact your financial advisor. Or call Nuveen at (800) 621-7227 or visit our Internet site at www.nuveen.com. Please read the prospectus carefully before you invest or send money.

Thank you for your continued confidence.

Sincerely,


/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
March 12, 2001

Semiannual Report  page 2

Market Commentary
    NUVEEN GROWTH FUNDS


After basking in the glow of eye-popping returns in 1999 and early 2000, the stock market succumbed to rising interest rates, robust valuations, higher energy prices, a slowing economy and decelerating corporate profits. Falling stock prices cascaded down on investors with a vengeance.

The catalyst powering the recent bull market was the technology sector, as evidenced by the Nasdaq's 86 percent gain in 1999. However, what goes up dramatically can come down in a similar fashion as proven by peaking valuations, fading earnings expectations and tumbling share prices in 2000.

"Dot-coms" became "dot-bombs" as many Internet stocks fell as much as 90 percent or more in value. Investors watched as nearly $3 trillion in market value vanished from the Nasdaq since its all-time high of 5048 on March 10, 2000. We were also reminded that earnings drive stock prices.

We believe the trauma suffered by many investors, however, does have a silver lining: opportunity. As share prices fall to reasonable levels, great companies may become great investments over time. The market has taken a step backward, but in our opinion it is positioned to move forward given the solid underpinnings of the U.S. economy and the favorable long-term prospects of market-leading U.S. companies.

Despite a moderating economic environment, we are confident that 2001 will produce an economic "soft landing," with stable inflation and modestly lower interest rates. It could also be that today's economic slowdown simply prefaces a more positive environment for the stock and bond markets over the long term.

We believe the technology revolution is real and still in its early stages, particularly on a global basis.

The lessons learned from this past year provide a realistic framework for future expectations of stock market returns. Over time, stock prices have approximated corporate profits. While this past year may not portend the future, investors should adjust ongoing expectations to more modest, historical levels. Investing in proven businesses with significant market shares, seasoned management teams and lasting competitive advantages has handsomely rewarded the patient, disciplined investor over time.

March 2001

Your Investment
Management Teams
------------------

Nuveen Rittenhouse Growth Fund is managed by the Nuveen Rittenhouse investment team. The team has more than 20 years of investment experience through a variety of market conditions.

With approximately $17 billion in assets under management, Rittenhouse has developed an expertise in selecting high-quality, large-cap companies that the fund managers believe will perform well over the long term.

Nuveen Innovation Fund and Nuveen International Growth Fund are managed for Nuveen by Columbus Circle Investors (CCI), an institutional investment management firm with approximately $6 billion in assets under management.

For more than 25 years, CCI has sought to produce excellent investment results using a single, disciplined investment process for all asset classes.


                                                   Semiannual Report  page 3

                         Fund Spotlight as of 1-31-01
                            NUVEEN INNOVATION FUND

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Quick Facts
                     A Shares        B Shares        C Shares        R Shares
--------------------------------------------------------------------------------
NAV                  $18.82          $18.66          $18.67          $18.86
--------------------------------------------------------------------------------
CUSIP                67065W886       67065W878       67065W860       67065W852
--------------------------------------------------------------------------------
Inception Date       12/99           12/99           12/99           12/99
--------------------------------------------------------------------------------

Annualized Total Returns/1/
                   as of January 31, 2001             as of December 31, 2000
A Shares                     NAV       Offer                      NAV      Offer
1-Year                   -16.24%     -21.05%                   -9.32%    -14.55%
--------------------------------------------------------------------------------
Since Inception           -5.25%     -10.14%                   -2.25%     -7.87%
--------------------------------------------------------------------------------

B Shares                w/o CDSC      w/CDSC                 w/o CDSC     w/CDSC
1-Year                   -16.87%     -20.20%                   -10.02%   -13.62%
--------------------------------------------------------------------------------
Since Inception           -5.97%      -9.35%                    -3.05%    -6.93%
--------------------------------------------------------------------------------

C Shares                                 NAV                                 NAV
--------------------------------------------------------------------------------
1-Year                               -16.83%                             -10.02%
--------------------------------------------------------------------------------
Since Inception                       -5.93%                              -3.00%
--------------------------------------------------------------------------------

R Shares                                 NAV                                 NAV
--------------------------------------------------------------------------------
1-Year                               -16.06%                              -9.14%
--------------------------------------------------------------------------------
Since Inception                       -5.07%                              -2.05%
--------------------------------------------------------------------------------

Top Ten Stock Holdings/2/                       Portfolio Allocation
                                                [PIE CHART APPEARS HERE]
Check Point Software Technologies Ltd.  4.0%    Equity  100%
--------------------------------------------    -----------------------
BEA Systems, Inc.                       4.0%
--------------------------------------------
EMC Corporation                         3.7%
--------------------------------------------
i2 Technologies, Inc.                   3.4%
--------------------------------------------
CIENA Corporation                       3.4%
--------------------------------------------
Cisco Systems, Inc.                     3.4%
--------------------------------------------
Waters Corporation                      3.4%
--------------------------------------------
AOL Time Warner Inc.                    3.3%
--------------------------------------------
Siebel Systems, Inc.                    3.3%
--------------------------------------------
VERITAS Software Corporation            3.2%
--------------------------------------------

                       Top Five Industries/2/

                  -------------------------------------

                       Computer Software & Services
                       38.5%
                       Communication Equipment
                       16.1%
                       Computers Networking
                       8.5%
                       Electronics Instrumentation
                       7.5%
                       Biotechnology
                       6.5%


                       Sector
                       Diversification/2/

                  -------------------------------------

                       Technology             83.2%
                       Healthcare              8.9%
                       Utilities               5.5%
                       Consumer Cyclicals      2.4%


                       Portfolio Stats
                  -------------------------------------

                       Total Net Assets
                       $100.7 million

                       Beta
                       1.48

                       Average Market
                       Capitalization (stocks)
                       $46.108 billion


                       Number of Stocks
                       42

                       Expense Ratio/3/
                       1.90%

--------------------------------------------------------------------------------

/1/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/2/ As a percentage of total stock holdings as of January 31, 2001. Holdings are subject to change.

/3/ Class A shares after credit/reimbursement. Annualized.



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report  page 4

     Fund Spotlight as of 1-31-01
                       NUVEEN INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

     Quick Facts
                       A Shares         B Shares       C Shares        R Shares
     ---------------------------------------------------------------------------
     NAV               $20.54           $20.36         $20.36          $20.59
     ---------------------------------------------------------------------------
     CUSIP             67065W506        67065W605      67065W704       67065W803
     ---------------------------------------------------------------------------
     Inception Date    12/99            12/99          12/99           12/99
     ---------------------------------------------------------------------------

     Annualized Total Returns/1/
                      as of January 31, 2001          as of December 31, 2000
     A Shares                    NAV     Offer                    NAV     Offer
     1-Year                   -6.38%   -11.77%                 -2.47%    -8.09%
     ---------------------------------------------------------------------------
     Since Inception           2.37%    -2.92%                  6.75%     0.61%
     ---------------------------------------------------------------------------

     B Shares               w/o CDSC    w/CDSC               w/o CDSC    w/CDSC
     1-Year                   -7.07%   -10.79%                 -3.15%    -7.03%
     ---------------------------------------------------------------------------
     Since Inception           1.61%    -1.97%                  5.95%     1.95%
     ---------------------------------------------------------------------------

     C Shares                              NAV                              NAV
     ---------------------------------------------------------------------------
     1-Year                             -7.07%                           -3.20%
     ---------------------------------------------------------------------------
     Since Inception                     1.61%                            5.90%
     ---------------------------------------------------------------------------

     R Shares                              NAV                              NAV
     ---------------------------------------------------------------------------
     1-Year                             -6.11%                           -2.24%
     ---------------------------------------------------------------------------
     Since Inception                     2.64%                            7.00%
     ---------------------------------------------------------------------------

     Top Ten Stock Holdings/2/                         Portfolio Allocation
                                                       [PIE CHART APPEARS HERE]
     Vestas Wind Systems A/S                    3.7%   Equity        100%
     -----------------------------------------------   -------------------------
     Precision Drilling Corporation             3.4%
     -----------------------------------------------
     Logica plc                                 3.2%
     -----------------------------------------------
     William Demant A/S                         3.1%
     -----------------------------------------------
     European Aeronautic Defence and
     Space Company                              2.9%
     -----------------------------------------------
     Sampo-Leonia Insurance Company - Class A   2.9%
     -----------------------------------------------
     Alberta Energy Company Ltd.                2.7%
     -----------------------------------------------
     Check Point Software Technologies Ltd.     2.7%
     -----------------------------------------------
     Vodafone Group plc                         2.6%
     -----------------------------------------------
     Unicredito Italiano S.p.A.                 2.5%
     -----------------------------------------------

                                 Sector
                             Diversification/2/
                   --------------------------------------
                    Financials             26.8%
                    Technology             20.1%
                    Healthcare             12.9%
                    Energy                  8.9%
                    Capital Goods           8.7%
                    Consumer Staples        7.3%
                    Consumer Cyclicals      7.2%
                    Utilities               4.3%
                    Transportation          3.8%


                             Top Ten Country
                              Allocation/2/
                   --------------------------------------

                    United Kingdom         11.4%
                    Japan                  10.9%
                    Switzerland            10.5%
                    France                  8.5%
                    Germany                 8.3%
                    Canada                  7.5%
                    Denmark                 6.7%
                    Netherlands             6.6%
                    Italy                   5.9%
                    Hong Kong               3.7%


                               Portfolio Stats
                   --------------------------------------

                           Total Net Assets
                                 $40.5 million

                           Beta
                           1.04

                           Average Market
                           Capitalization (stocks)
                           $28.17 billion

                           Average P/E (stocks)
                           57.61

                           Number of Stocks
                           48

                           Expense Ratio/3/
                           2.04%

--------------------------------------------------------------------------------

/1/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/2/ As a percentage of total stock holdings as of January 31, 2001. Holdings are subject to change.

/3/ Class A shares after credit/reimbursement. Annualized.


The fund's investments in foreign stocks present additional risks, including currency risk. In addition, investing in securities of developing countries involves risks greater than, or in addition to, investing in the foreign developed countries.

Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

                                                     Semiannual Report  page 5

                         Fund Spotlight as of 1-31-01
                        NUVEEN RITTENHOUSE GROWTH FUND

--------------------------------------------------------------------------------

Quick Facts
                     A Shares        B Shares          C Shares       R Shares
--------------------------------------------------------------------------------
NAV                  $27.75          $27.13            $27.15         $27.98
--------------------------------------------------------------------------------
CUSIP                67065W100       67065W209         67065W308      67065W407
--------------------------------------------------------------------------------
Inception Date       12/97           12/97             12/97          12/97
--------------------------------------------------------------------------------

Annualized Total Returns/1/
          as of January 31, 2001                  as of December 31, 2000
A Shares              NAV     Offer                         NAV       Offer

1-Year              0.25%    -5.52%                      -0.32%      -6.05%
--------------------------------------------------------------------------------
3-Year             10.83%     8.66%                      12.52%      10.32%
--------------------------------------------------------------------------------
Since Inception    11.29%     9.18%                      12.52%      10.32%
--------------------------------------------------------------------------------

B Shares         w/o CDSC    w/CDSC                    w/o CDSC      w/CDSC

1-Year             -0.51%    -4.49%                      -1.07%      -5.02%
--------------------------------------------------------------------------------
3-Year             10.02%     9.19%                      11.71%      10.90%
--------------------------------------------------------------------------------
Since Inception    10.48%     9.69%                      11.71%      10.90%
--------------------------------------------------------------------------------

C Shares                        NAV                                     NAV
--------------------------------------------------------------------------------
1-Year                       -0.48%                                  -1.07%
--------------------------------------------------------------------------------
3-Year                       10.05%                                  11.72%
--------------------------------------------------------------------------------
Since Inception              10.51%                                  11.72%
--------------------------------------------------------------------------------

R Shares                        NAV                                     NAV
--------------------------------------------------------------------------------
1-Year                        0.50%                                  -0.07%
--------------------------------------------------------------------------------
3-Year                       11.12%                                  12.82%
--------------------------------------------------------------------------------
Since Inception              11.59%                                  12.82%
--------------------------------------------------------------------------------

Top Ten Stock Holdings/2/                      Portfolio Allocation
                                               [PIE CHART APPEARS HERE]
Pfizer Inc.                          5.2%      Equity            97%
-----------------------------------------      ---------------------------------
General Electric Company             4.7%      Cash Equivalents   3%
-----------------------------------------      ---------------------------------
Colgate-Palmolive Company            4.7%
-----------------------------------------
American International Group, Inc.   4.7%
-----------------------------------------
Wells Fargo & Company                4.6%
-----------------------------------------
Walgreen Co.                         4.5%
-----------------------------------------
The Coca-Cola Company                4.4%
-----------------------------------------
Tyco International Ltd.              4.2%
-----------------------------------------
Automatic Data Processing, Inc.      4.1%
-----------------------------------------
Amgen Inc.                           3.9%
-----------------------------------------

                           Top Five Industries/2/
                  -----------------------------------------

                           Healthcare Drugs
                           15.4%
                           Financial Diversified
                           8.1%
                           Electrical Equipment
                           4.7%
                           Household Products Non Durables
                           4.7%
                           Insurance Multi Line
                           4.7%


                              Sector
                              Diversification/2/
                   -----------------------------------------

                           Technology          25.9%
                           Healthcare          22.7%
                           Financials          18.1%
                           Consumer Staples    18.1%
                           Capital Goods        8.9%
                           Consumer Cyclicals   6.3%


                               Portfolio Stats
                  -----------------------------------------

                           Total Net Assets
                           $655.2 million

                           Beta
                           1.01

                               Average Market
                           Capitalization (stocks)
                           $140.25 billion

                           Average P/E (stocks)
                           34.84

                           Number of Stocks
                           29

                           Expense Ratio/3/
                           1.36%


--------------------------------------------------------------------------------
/1/ Returns reflect differences in sales charges and expenses among the share classes. Class A shares have a 5.75% maximum sales charge. Class B shares have a CDSC that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares convert to Class A shares after eight years. Class C shares have a 1% CDSC for redemptions within one year, which is not reflected in the total return figures.

/2/ As a percentage of total stock holdings as of January 31, 2001. Holdings are subject to change.

/3/ Class A shares after credit/reimbursement. Annualized.



Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the fund prospectus.

Semiannual Report     page 6

                 Portfolio of Investments (Unaudited)
                 Nuveen Innovation Fund
                 January 31, 2001

                                                       Market
 Shares Description                                     Value
-------------------------------------------------------------
        COMMON STOCKS - 95.8%

        Consumer Cyclicals - 2.3%

 26,500 eBay Inc. #                                $1,308,438

 35,500 HomeStore.com, Inc. #                       1,042,813

-------------------------------------------------------------
        Healthcare - 8.6%

 37,500 Abgenix, Inc. #                             1,575,000

 46,200 Affymetrix, Inc. #                          3,078,075

 34,000 Albany Molecular Research, Inc. #           1,623,500

 52,000 King Pharmaceuticals, Inc. #                2,356,120

-------------------------------------------------------------
        Technology - 79.6%

 17,000 Amdocs Limited #                            1,331,270

 60,000 AOL Time Warner Inc. #                      3,153,600

 53,000 Ariba, Inc. #                               1,977,563

 58,000 BEA Systems, Inc. #                         3,824,375

 27,000 Brocade Communications Systems, Inc. #      2,438,438

 16,500 Business Objects S.A. Sponsored ADR #       1,203,469

 25,500 Check Point Software Technologies Ltd. #    3,888,750

 36,500 CIENA Corporation #                         3,287,281

 87,000 Cisco Systems, Inc. #                       3,257,063

 61,000 Citrix Systems, Inc. #                      2,188,375

 44,000 Computer Associates International, Inc.     1,584,440

 27,000 Comverse Technology, Inc. #                 3,059,438

 47,500 EMC Corporation #                           3,609,525

 43,000 Handspring, Inc. #                          1,975,985

 44,500 Interwoven, Inc. #                          1,493,531

 65,000 i2 Technologies, Inc. #                     3,290,625

 48,000 JDS Uniphase Corporation #                  2,631,000

 24,000 Juniper Networks, Inc. #                    2,560,500

 23,000 Mercury Interactive Corporation #           1,998,125

 33,500 Microsoft Corporation #                     2,045,594

 31,500 Micromuse Inc. #                            2,545,594

 44,100 Nokia Oyj Sponsored ADR                     1,514,835

 22,000 ONI Systems Corp. #                         1,221,000

 74,800 Palm, Inc. #                                2,028,950

 65,000 PeopleSoft, Inc. #                          2,665,000

 26,000 Redback Networks Inc. #                     1,244,750

 38,100 Research In Motion Limited #                2,507,456

 47,500 Siebel Systems, Inc. #                      3,149,844

 32,000 Sonus Networks, Inc. #                      1,468,000

 35,000 Tektronix, Inc. #                           1,347,500

 17,500 Tellabs, Inc. #                             1,134,219

 33,000 VERITAS Software Corporation #              3,130,875


--------------------------------------------------------------------------------
7

                 Portfolio of Investments (Unaudited)
                 Nuveen Innovation Fund (continued)
                 January 31, 2001

                                                             Market
 Shares Description                                           Value
-------------------------------------------------------------------
        Technology (continued)

 44,000 Waters Corporation #                           $  3,235,320

 25,000 webMethods, Inc. #                                2,146,875

-------------------------------------------------------------------
        Utilities - 5.3%

 39,500 The AES Corporation #                             2,276,381

 77,000 Calpine Corporation #                             3,073,070

-------------------------------------------------------------------
        Total Investments (cost $91,633,580) - 95.8%     96,472,562
         ----------------------------------------------------------
        Other Assets Less Liabilities - 4.2%              4,249,311
         ----------------------------------------------------------
        Net Assets - 100%                              $100,721,873
         ----------------------------------------------------------





         # Non-income producing.See accompanying notes to financial statements.

-------------------------------------------------------------------------------
8

                 Portfolio of Investments (Unaudited)
                 Nuveen International Growth Fund
                 January 31, 2001

                                                                         Market
  Shares Description                                                      Value
-------------------------------------------------------------------------------
         COMMON STOCKS - 94.2%

         Capital Goods - 8.2%

  19,800 Embraer-Empresa Brasileira de Aeronautica S.A. Sponsored   $   821,898
          ADR

  52,000 European Aeronautic Defence and Space Company #              1,112,278

  23,000 Vestas Wind Systems A/S                                      1,398,612

-------------------------------------------------------------------------------
         Consumer Cyclicals - 6.8%

 380,000 Li & Fung Limited                                              738,161

   4,200 Samsung Electronics GDR #                                      367,542

  99,000 Sanyo Electric Co., Ltd.                                       813,897

  16,625 Thomson Multimedia Sponsored ADR #                             834,575

-------------------------------------------------------------------------------
         Consumer Staples - 6.9%

  44,000 British Sky Broadcasting Group plc #                           758,599

  25,000 Koninklijke Ahold N.V.                                         770,504

     380 Nestle S.A.                                                    805,535

  37,200 United Pan-Europe Communications N.V. - Class A #              469,467

-------------------------------------------------------------------------------
         Energy - 8.4%

  25,000 Alberta Energy Company Ltd.                                  1,027,473

   9,500 Coflexip S.A. Sponsored ADR                                    686,375

  34,500 Precision Drilling Corporation #                             1,295,130

  65,000 Saipem S.p.A.                                                  411,059

-------------------------------------------------------------------------------
         Financials - 25.1%

  24,400 Assicurazioni Generali S.p.A.                                  903,141

  40,000 Banco Bilbao Vizcaya Argentaria S.A.                           639,839

  29,000 DBS Group Holdings Limited                                     325,974

   6,200 Deutsche Bank AG                                               597,645

   6,100 Ergo Versicherungs Gruppe AG                                   904,842

  57,900 ForeningsSparbanken AB                                         917,312

 273,000 Hong Kong Exchanges & Clearing Ltd.                            663,327

     160 Julius Baer Holding Ltd., Zurich - Class B                     853,528

   2,500 Muenchener Rueckversicherungs-Gesellschaft AG                  809,099

  20,000 Sampo-Leonia Insurance Company - Class A                     1,097,213

 183,000 Unicredito Italiano S.p.A.                                     954,764

   6,000 Van der Moolen Holding N.V.                                    611,846

   1,600 Zurich Financial Services AG                                   919,708

-------------------------------------------------------------------------------
         Healthcare - 12.2%

   5,800 Altana AG                                                      868,433

   7,900 Aventis S.A.                                                   624,127

  56,000 Dainippon Pharmaceutical Co., Ltd.                             819,641

     202 Phonak Holding AG                                              786,375

     580 Tecan AG                                                       659,380

  22,700 William Demant A/S                                           1,176,708


--------------------------------------------------------------------------------
9

                 Portfolio of Investments (Unaudited)
                 Nuveen International Growth Fund (continued)
                 January 31, 2001

                                                              Market
  Shares Description                                           Value
--------------------------------------------------------------------
         Technology - 18.9%

  33,300 Agfa Gevaert N.V.                              $    743,255

  28,000 Anritsu Corporation                                 682,633

  24,000 ASM Lithography Holding N.V. #                      685,000

   6,700 Check Point Software Technologies Ltd. #          1,021,750

  44,340 Logica plc                                        1,236,094

   7,300 Nippon System Development Co., Ltd.                 617,724

  23,300 Nokia Oyj                                           819,087

   8,300 Research in Motion Limited #                        546,244

  95,037 Spirent plc                                         763,717

   5,400 Trend Micro Incorporated #                          578,149

--------------------------------------------------------------------
         Transportation - 3.6%

 102,000 easyJet plc #                                       612,146

  70,500 Frontline Limited #                                 845,505

--------------------------------------------------------------------
         Utilities - 4.1%

      34 NTT DoCoMo, Inc. #                                  654,943

 284,000 Vodafone Group plc                                1,004,180

--------------------------------------------------------------------
         Total Investments (cost $35,819,045) - 94.2%     38,254,434
         -----------------------------------------------------------
         Other Assets Less Liabilities - 5.8%              2,350,284
         -----------------------------------------------------------
         Net Assets - 100%                              $ 40,604,718
         -----------------------------------------------------------

         Country Allocation (as a percentage of the fund's net assets)
         ------------------------------------------------------------------

United Kingdom                 10.8%
         ---------------------------
Japan                          10.3
         ---------------------------
Switzerland                     9.9
         ---------------------------
France                          8.0
         ---------------------------
Germany                         7.8
         ---------------------------
Canada                          7.1
         ---------------------------
Denmark                         6.3
         ---------------------------
Netherlands                     6.2
         ---------------------------
Italy                           5.6
         ---------------------------
Hong Kong                       3.5
         ---------------------------

United States                   2.7%
Israel                          2.5
Sweden                          2.3
Norway                          2.1
Brazil                          2.0
Finland                         2.0
Belgium                         1.8
Spain                           1.6
South Korea                     0.9
Singapore                       0.8


         # Non-income producing.See accompanying notes to financial statements.

-------------------------------------------------------------------------------
10

                 Portfolio of Investments (Unaudited)
                 Nuveen Rittenhouse Growth Fund
                 January 31, 2001

  Shares Description                                   Market Value
-------------------------------------------------------------------
         COMMON STOCKS - 97.2%

         Capital Goods - 8.6%

 651,000 General Electric Company                      $ 29,946,000

 430,000 Tyco International Ltd.                         26,488,000

-------------------------------------------------------------------
         Consumer Cyclicals - 6.1%

 479,000 The Home Depot, Inc.                            23,087,800

 300,000 Wal-Mart Stores, Inc.                           17,040,000

-------------------------------------------------------------------
         Consumer Staples - 17.6%

 180,000 Cardinal Health, Inc.                           17,154,000

 485,000 The Coca-Cola Company                           28,130,000

 498,000 Colgate-Palmolive Company                       29,919,840

 380,000 The Walt Disney Company                         11,571,000

 700,000 Walgreen Co.                                    28,658,000

-------------------------------------------------------------------
         Financials - 17.6%

 350,000 American International Group, Inc.              29,757,000

 304,000 Fannie Mae                                      22,550,720

 365,000 MBNA Corporation                                13,209,350

 185,000 State Street Corporation                        20,892,050

 565,000 Wells Fargo & Company                           29,103,150

-------------------------------------------------------------------
         Healthcare - 22.1%

 355,000 Amgen Inc. #                                    24,960,938

 385,000 Bristol-Myers Squibb Company                    23,827,650

 400,000 Medtronic, Inc.                                 21,600,000

 260,000 Merck & Co., Inc.                               21,366,800

 728,000 Pfizer Inc.                                     32,869,200

 397,000 Schering-Plough Corporation                     20,008,800

-------------------------------------------------------------------
         Technology - 25.2%

 440,000 Automatic Data Processing, Inc.                 26,338,400

 537,000 Cisco Systems, Inc. #                           20,103,938

 310,000 EMC Corporation #                               23,556,900

 150,000 International Business Machines Corporation     16,800,000

 315,000 Microsoft Corporation #                         19,234,687

 372,000 Nokia Oyj Sponsored ADR                         12,778,200

 360,000 Oracle Corporation #                            10,485,000

 370,000 Sun Microsystems, Inc. #                        11,308,125

 565,000 Texas Instruments Incorporated                  24,747,000
-------------------------------------------------------------------
         Total Common Stocks (cost $530,141,742)        637,492,548
         ----------------------------------------------------------

--------------------------------------------------------------------------------
11

                 Portfolio of Investments (Unaudited)
                 Nuveen Rittenhouse Growth Fund (continued)
                 January 31, 2001

    Principal
 Amount (000) Description                                       Market Value
-----------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 2.8%

 $     18,037 Swiss Bank Repurchase Agreement, 5.55%, 2/01/01   $ 18,037,000
-----------------------------------------------------------------------------
              Total Short-Term Investments (cost $18,037,000)     18,037,000
         --------------------------------------------------------------------
              Total Investments (cost $548,178,742) - 100.0%     655,529,548
         --------------------------------------------------------------------
              Other Assets Less Liabilities - 0.0%                  (321,951)
         --------------------------------------------------------------------
              Net Assets - 100%                                 $655,207,597
         --------------------------------------------------------------------






         # Non-income producing.

                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
12

                 Statement of Net Assets (Unaudited)
                 January 31, 2001

                                                     International  Rittenhouse
                                          Innovation        Growth       Growth
-------------------------------------------------------------------------------
Assets
Investment securities, at market value
 (cost $91,633,580, $35,819,045 and
 $548,178,742, respectively)            $ 96,472,562 $ 38,254,434  $655,529,548
Cash                                       4,024,275    2,629,833           880
Receivables:
 Dividends and interest                        8,160       11,382       456,602
 Investments sold                          2,881,134      720,673            --
 Net unrealized appreciation on
  unsettled foreign currency
  forward contracts from transaction
  hedges                                          --        1,475            --
 Shares sold                                 374,003      121,909     1,931,560
Organizational assets                             --           --        51,407
Other assets                                     539        5,475       170,864
-------------------------------------------------------------------------------
  Total assets                           103,760,673   41,745,181   658,140,861
-------------------------------------------------------------------------------
Liabilities
Payables:
 Investments purchased                     2,465,622      830,994            --
 Shares redeemed                             158,995       82,280     1,598,049
Accrued expenses:
 Management fees                              83,715       23,256       457,205
 12b-1 distribution and service fees          65,494       15,305       432,418
Other liabilities                            264,974      188,628       445,592
-------------------------------------------------------------------------------
  Total liabilities                        3,038,800    1,140,463     2,933,264
-------------------------------------------------------------------------------
Net assets                              $100,721,873 $ 40,604,718  $655,207,597
-------------------------------------------------------------------------------
Class A Shares
Net assets                              $ 23,762,002 $ 12,231,045  $125,660,573
Shares outstanding                         1,262,294      595,564     4,528,332
Net asset value and redemption price
 per share                              $      18.82 $      20.54  $      27.75
Offering price per share (net asset
 value per share plus
 maximum sales charge of 5.75% of
 offering price)                        $      19.97 $      21.79  $      29.44
-------------------------------------------------------------------------------
Class B Shares
Net assets                              $ 32,685,180 $  6,605,336  $285,975,456
Shares outstanding                         1,752,016      324,389    10,540,307
Net asset value, offering and
 redemption price per share             $      18.66 $      20.36  $      27.13
-------------------------------------------------------------------------------
Class C Shares
Net assets                              $ 39,862,556 $  8,794,657  $196,283,271
Shares outstanding                         2,135,266      431,961     7,230,433
Net asset value, offering and
 redemption price per share             $      18.67 $      20.36  $      27.15
-------------------------------------------------------------------------------
Class R Shares
Net assets                              $  4,412,135 $ 12,973,680  $ 47,288,297
Shares outstanding                           233,966      630,044     1,690,228
Net asset value, offering and
 redemption price per share             $      18.86 $      20.59  $      27.98
-------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
13

                 Statement of Operations (Unaudited)
                 Six Months Ended January 31, 2001


                                                 International    Rittenhouse
                                     Innovation         Growth         Growth
------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax
 expense of $0, $2,002 and $0,
 respectively)                    $      19,467   $     29,884  $   2,328,206
Interest                                     --             --        600,154
------------------------------------------------------------------------------
Total investment income                  19,467         29,884      2,928,360
------------------------------------------------------------------------------
Expenses
Management fees                         568,803        215,348      2,779,221
12b-1 service fees - Class A             32,915         15,143        158,837
12b-1 distribution and service
 fees - Class B                         189,677         33,196      1,473,717
12b-1 distribution and service
 fees - Class C                         224,319         40,788        994,975
Shareholders' servicing agent
 fees and expenses                      173,873         61,179        632,791
Custodian's fees and expenses            81,453         78,577         55,323
Trustees' fees and expenses               4,429          2,521         20,165
Professional fees                         7,804          6,283         44,186
Shareholders' reports - printing
 and mailing expenses                    17,417          9,831        128,005
Federal and state registration
 fees                                    13,207         20,582         39,539
Organizational expenses                  88,723         88,723         18,148
Other expenses                            2,288            932         13,297
------------------------------------------------------------------------------
Total expenses before custodian
 fee credit and expense
 reimbursement                        1,404,908        573,103      6,358,204
 Custodian fee credit                   (16,934)       (13,795)          (650)
 Expense reimbursement                       --       (103,017)            --
------------------------------------------------------------------------------
Net expenses                          1,387,974        456,291      6,357,554
------------------------------------------------------------------------------
Net investment income (loss)         (1,368,507)      (426,407)    (3,429,194)
------------------------------------------------------------------------------
Realized and Unrealized Gain
 (Loss)
Net realized gain (loss):
 Investment transactions            (18,866,226)    (3,882,601)   (14,029,425)
 Foreign currency transactions               --       (101,294)            --
Net change in unrealized
 appreciation or depreciation of
 investments                         (4,758,454)      (158,031)   (15,664,548)
Net change in unrealized gain
 (loss) on translation of assets
 and liabilities
 denominated in foreign
 currencies                                  --         (1,717)            --
------------------------------------------------------------------------------
Net gain (loss)                     (23,624,680)    (4,143,643)   (29,693,973)
------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations           $ (24,993,187)  $ (4,570,050) $ (33,123,167)
------------------------------------------------------------------------------



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
14

                 Statement of Changes in Net Assets (Unaudited)

                                       Innovation                        International Growth
                          -------------------------------------  -------------------------------------
                                            12/20/99 (commence-                    12/20/99 (commence-
                          Six Months Ended  ment of operations)  Six Months Ended  ment of operations)
                                   1/31/01      through 7/31/00           1/31/01      through 7/31/00
-------------------------------------------------------------------------------------------------------
Operations
Net investment income
 (loss)                      $  (1,368,507)       $    (997,175)     $   (426,407)        $   (177,015)
Net realized gain
 (loss):
 Investment transactions       (18,866,226)         (14,271,235)       (3,882,601)          (2,917,173)
 Foreign currency
  transactions                          --                   --          (101,294)             (82,006)
Net change in unrealized
 appreciation or
 depreciation of
 investments                    (4,758,454)           9,597,434          (158,031)           2,594,128
Net change in unrealized
 gain (loss) on
 translation of assets
 and liabilities
 denominated in foreign
 currencies                             --                   --            (1,717)                (707)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets from
 operations                    (24,993,187)          (5,670,976)       (4,570,050)            (582,773)
-------------------------------------------------------------------------------------------------------
Distributions to
 Shareholders
From accumulated net
 realized gains from
 investment
 transactions:
 Class A                                --                   --                --                   --
 Class B                                --                   --                --                   --
 Class C                                --                   --                --                   --
 Class R                                --                   --                --                   --
-------------------------------------------------------------------------------------------------------
Decrease in net assets
 from distributions to
 shareholders                           --                   --                --                   --
-------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale
 of shares                      40,209,163          121,319,755        20,833,846           44,607,727
Net proceeds from shares
 issued to shareholders
 due to reinvestment of
 distributions                          --                   --                --                   --
-------------------------------------------------------------------------------------------------------
                                40,209,163          121,319,755        20,833,846           44,607,727
Cost of shares redeemed        (14,547,485)         (15,595,397)      (13,961,504)          (5,722,528)
-------------------------------------------------------------------------------------------------------
Net increase in net
 assets from Fund share
 transactions                   25,661,678          105,724,358         6,872,342           38,885,199
-------------------------------------------------------------------------------------------------------
Net increase in net
 assets                            668,491          100,053,382         2,302,292           38,302,426
Net assets at the
 beginning of period           100,053,382                   --        38,302,426                   --
-------------------------------------------------------------------------------------------------------
Net assets at the end of
 period                      $ 100,721,873        $ 100,053,382      $ 40,604,718         $ 38,302,426
-------------------------------------------------------------------------------------------------------
Balance of undistributed
 net investment income
 at the end of period        $          --        $          --      $         --         $         --
-------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
15

                                                    Rittenhouse Growth
                                              -------------------------------
                                              Six Months Ended     Year Ended
                                                       1/31/01        7/31/00
------------------------------------------------------------------------------
Operations
Net investment income (loss)                     $  (3,429,194) $  (5,858,542)
Net realized gain (loss):
 Investment transactions                           (14,029,425)     1,143,490
 Foreign currency transactions                              --             --
Net change in unrealized appreciation or
 depreciation of investments                       (15,664,548)    85,946,069
Net change in unrealized gain (loss) on
 translation of assets and liabilities
 denominated in foreign currencies                          --             --
------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                        (33,123,167)    81,231,017
------------------------------------------------------------------------------
Distributions to Shareholders
From accumulated net realized gains from
 investment transactions:
 Class A                                                    --        (30,276)
 Class B                                                    --        (72,146)
 Class C                                                    --        (47,034)
 Class R                                                    --        (12,078)
------------------------------------------------------------------------------
Decrease in net assets from distributions to
 shareholders                                               --       (161,534)
------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                    91,497,233    164,747,675
Net proceeds from shares issued to
 shareholders due to reinvestment of
 distributions                                              --         77,998
------------------------------------------------------------------------------
                                                    91,497,233    164,825,673
Cost of shares redeemed                            (52,546,579)  (111,889,392)
------------------------------------------------------------------------------
Net increase in net assets from Fund share
 transactions                                       38,950,654     52,936,281
------------------------------------------------------------------------------
Net increase in net assets                           5,827,487    134,005,764
Net assets at the beginning of period              649,380,110    515,374,346
------------------------------------------------------------------------------
Net assets at the end of period                  $ 655,207,597  $ 649,380,110
------------------------------------------------------------------------------
Balance of undistributed net investment
 income at the end of period                     $          --  $          --
------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
16

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the "Trust") is an open-end management invest-ment company registered under the Investment Company Act of 1940. The Trust comprises the Nuveen Innovation Fund ("Innovation"), the Nuveen International Growth Fund ("International Growth") and the Nuveen Rittenhouse Growth Fund ("Rittenhouse Growth") (collectively, the "Funds"), among others. The Trust was organized as a Massachusetts business trust in 1997.

The Innovation Fund will invest at least 65% of its total assets in stocks of companies which utilize innovative technologies to gain a strategic competi-tive advantage in their industry and in companies that develop, provide and service those technologies in order to provide capital appreciation without consideration for income.

The International Growth Fund primarily invests in common stocks of medium and large capitalization companies domiciled in countries other than the United States in order to provide long-term capital appreciation.

The Rittenhouse Growth Fund invests in a diversified portfolio consisting pri-marily of equity securities traded in U.S. securities markets of large capi-talization companies that have a history of consistent earnings and dividend growth ("blue chip companies") in order to provide long-term growth of capi-tal.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with ac-counting principles generally accepted in the United States.

Securities Valuation
Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are pri-marily traded; however, securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the most recent bid prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. Short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery ba-sis may have extended settlement periods. Any securities so purchased are sub-ject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2001, there were no such outstanding purchase com-mitments in any of the funds.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders
Net investment income and net realized capital gains from investment transac-tions, if any, are declared and distributed to shareholders annually. Further-more, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income and net realized capi-tal gains are recorded on the ex-dividend date. The amount and timing of dis-tributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differ-ences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.

Federal Income Taxes
Each Fund intends to distribute all taxable income and capital gains to share-holders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor pur-chasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur an-nual 12b-1

-------------------------------------------------------------------------------
17
distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments
The Funds may invest in options and futures contracts, which are sometimes re-ferred to as derivative transactions. Although the Funds are authorized to in-vest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2001. The International Growth Fund has entered into foreign currency forward contracts for hedging purposes as described in the Foreign Currency Transactions para-graph below.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which pres-ently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Foreign Currency Translations
To the extent that the Innovation and International Growth Funds invest in se-curities that are denominated in a currency other than U.S. dollars, each Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign cur-rency, the Fund's investment in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite ef-fect occurs if U.S. dollars fall in relative value. Investments and other as-sets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of in-vestments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

Foreign Currency Transactions
The Innovation and International Growth Funds may engage in foreign currency exchange transactions in connection with their portfolio investments and as-sets and liabilities denominated in foreign currencies. Each Fund may engage in foreign currency forward contracts, options and futures transactions. Each Fund will enter into foreign currency transactions for hedging and other per-missible risk management purposes only. If the Fund invests in a currency futures or options contract, it must make a margin deposit to secure perfor-mance of such contract. With respect to investments in currency futures con-tracts, each Fund may also be required to make a variation margin deposit be-cause the value of futures contracts fluctuates daily. In addition, each Fund may segregate assets to cover its futures contracts obligations.

The objective of each Fund's foreign currency hedging transactions is to re-duce the risk that the U.S. dollar value of the Fund's foreign currency denom-inated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are "marked-to-market" daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. Each Fund records realized gains and losses at the time the forward contract is offset by entering into a clos-ing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. As of January 31, 2001, the Inter-national Growth Fund had outstanding foreign currency forward contracts as follows:

                                                                     Unrealized
U.S. Dollars                                 Settlement            Appreciation
   Purchased     Foreign Curency Sold              Date     at January 31, 2001
-------------------------------------------------------------------------------
$    622,257    Euro Dollar (670,680)     February 2001                  $1,475
-------------------------------------------------------------------------------

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight in-vestments.

Organization Costs
The costs incurred in connection with the organization and initial registra-tion of shares for Innovation and International Growth were expensed as in-curred. The offering costs for Innovation and International Growth were de-ferred and expensed over twelve months on a straight-line basis beginning De-cember 20, 1999 (commencement of operations).

The Rittenhouse Growth Fund's share of costs incurred in connection with its organization and initial registration of shares was deferred and is being am-ortized over a 60-month period beginning December 31, 1997 (commencement of operations). If any of the initial shares of the Rittenhouse Growth Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of re-demption.


-------------------------------------------------------------------------------
18

Use of Estimates
The preparation of financial statements in conformity with accounting princi-ples generally accepted in the United States requires management to make esti-mates and assumptions that affect the reported amounts of assets and liabili-ties at the date of the financial statements and the reported amounts of in-creases and decreases in net assets from operations during the reporting peri-od. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual finan-cial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant ef-fect on the financial statements.

2. Fund Shares

Transactions in Fund shares were as follows:

                                       Innovation
                      ------------------------------------------------
                                               12/20/99 (commencement
                         Six months ended      of operations) through
                             1/31/01                  7/31/00
                      -----------------------  -----------------------
                       Shares       Amount      Shares       Amount
-----------------------------------------------------------------------
Shares sold:
 Class A                430,622  $ 10,103,197  1,094,867  $ 28,031,334
 Class B                464,508    11,259,661  1,515,026    39,404,769
 Class C                578,273    13,404,848  1,858,190    44,893,290
 Class R                232,595     5,441,457    424,389     8,990,362
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    --            --         --            --
 Class B                    --            --         --            --
 Class C                    --            --         --            --
 Class R                    --            --         --            --
-----------------------------------------------------------------------
                      1,705,998    40,209,163  4,892,472   121,319,755
-----------------------------------------------------------------------
Shares redeemed:
 Class A               (149,915)   (3,291,015)  (113,280)   (2,721,654)
 Class B               (150,601)   (3,357,219)   (76,917)   (1,798,217)
 Class C               (165,680)   (3,796,450)  (135,517)   (3,156,576)
 Class R               (171,237)   (4,102,801)  (251,781)   (7,918,950)
-----------------------------------------------------------------------
                       (637,433)  (14,547,485)  (577,495)  (15,595,397)
-----------------------------------------------------------------------
Net increase          1,068,565  $ 25,661,678  4,314,977  $105,724,358
-----------------------------------------------------------------------

                                  International Growth
                      ------------------------------------------------
                                               12/20/99 (commencement
                         Six months ended      of operations) through
                             1/31/01                  7/31/00
                      -----------------------  -----------------------
                       Shares       Amount      Shares       Amount
-----------------------------------------------------------------------
Shares sold:
 Class A                630,100  $ 14,435,389    688,138  $ 16,789,418
 Class B                 83,325     1,837,012    291,764     7,292,298
 Class C                152,187     3,334,708    306,615     7,652,475
 Class R                 54,814     1,226,737    623,340    12,873,536
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                    --            --         --            --
 Class B                    --            --         --            --
 Class C                    --            --         --            --
 Class R                    --            --         --            --
-----------------------------------------------------------------------
                        920,426    20,833,846  1,909,857    44,607,727
-----------------------------------------------------------------------
Shares redeemed:
 Class A               (500,167)  (11,561,000)  (222,507)   (5,355,338)
 Class B                (40,905)     (910,547)    (9,795)     (241,683)
 Class C                (23,677)     (508,960)    (3,164)      (76,201)
 Class R                (45,987)     (980,997)    (2,123)      (49,306)
-----------------------------------------------------------------------
                       (610,736)  (13,961,504)  (237,589)   (5,722,528)
-----------------------------------------------------------------------
Net increase            309,690  $  6,872,342  1,672,268  $ 38,885,199
-----------------------------------------------------------------------

-------------------------------------------------------------------------------
19

                                    Rittenhouse Growth
                      --------------------------------------------------
                         Six Months Ended             Year Ended
                              1/31/01                   7/31/00
                      ------------------------  ------------------------
                          Shares        Amount      Shares        Amount
-------------------------------------------------------------------------
Shares sold:
 Class A               1,250,587  $ 36,026,711   1,409,570  $ 39,108,141
 Class B                 935,210    26,499,244   2,392,325    64,717,015
 Class C                 959,547    27,247,771   2,034,952    55,321,768
 Class R                  59,821     1,723,507     195,022     5,600,751
Shares issued to
 shareholders due to
 reinvestment of
 distributions:
 Class A                      --            --         697        19,255
 Class B                      --            --       1,256        34,214
 Class C                      --            --         747        20,375
 Class R                      --            --         149         4,154
-------------------------------------------------------------------------
                       3,205,165    91,497,233   6,034,718   164,825,673
-------------------------------------------------------------------------
Shares redeemed:
 Class A                (902,980)  (26,106,802) (1,256,508)  (34,693,266)
 Class B                (482,818)  (13,661,092) (1,255,776)  (34,031,518)
 Class C                (398,917)  (11,310,580) (1,281,803)  (34,808,161)
 Class R                 (51,290)   (1,468,105)   (306,338)   (8,356,447)
-------------------------------------------------------------------------
                      (1,836,005)  (52,546,579) (4,100,425) (111,889,392)
-------------------------------------------------------------------------
Net increase           1,369,160  $ 38,950,654   1,934,293  $ 52,936,281
-------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of common stocks and short-term in-vestments for the six months ended January 31, 2001, were as follows:

                                                               Rittenhouse
                          Innovation  International Growth          Growth
------------------------------------------------------------------------------
Purchases:
 Common stocks          $149,321,045           $42,115,818  $  111,303,339
 Short-term investments           --                    --   2,349,867,000
Sales and maturities:
 Common stocks           119,072,305            33,949,615      74,051,193
 Short-term investments           --                    --   2,350,848,000
------------------------------------------------------------------------------

At January 31, 2001, the identified cost of investments owned for federal in-come tax purposes were as follows:

                                                               Rittenhouse
                          Innovation  International Growth          Growth
------------------------------------------------------------------------------
                        $105,904,814           $38,736,218  $  551,655,494
------------------------------------------------------------------------------

4. Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at January 31, 2001, were as follows:

                                                               Rittenhouse
                          Innovation  International Growth          Growth
------------------------------------------------------------------------------
Gross unrealized:
 appreciation           $ 11,867,561           $ 4,028,364  $  128,504,033
 depreciation            (21,299,813)           (4,510,148)    (24,629,979)
------------------------------------------------------------------------------
Net unrealized
 appreciation
 (depreciation)         $ (9,432,252)          $  (481,784) $  103,874,054
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
20

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of each Fund as follows:

                                                                  Rittenhouse
                                Innovation  International Growth       Growth
------------------------------------------------------------------------------
For the first $125 million          1.0000%               1.0500%       .8500%
For the next $125 million            .9875                1.0375        .8375
For the next $250 million            .9750                1.0250        .8250
For the next $500 million            .9625                1.0125        .8125
For the next $1 billion              .9500                1.0000        .8000
For net assets over $2 billion       .9250                 .9750        .7750
------------------------------------------------------------------------------

The Adviser had agreed to waive fees and reimburse expenses for Rittenhouse Growth through July 31, 2000, in order to prevent total operating expenses (excluding any 12b-1 distribution or service fees and extraordinary expenses) from exceeding 1.10% of the average daily net asset value of any class of Fund shares. The Adviser may voluntarily agree to reimburse expenses from time to time, in any of the Funds which may be terminated at any time at its discre-tion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Adviser has en-tered into Sub-Advisory Agreements with Columbus Circle Investors ("CCI"), and Rittenhouse Financial Services, Inc. ("Rittenhouse"), a wholly owned subsidi-ary of The John Nuveen Company, under which CCI manages the investment portfo-lios of the Innovation and International Growth Funds and Rittenhouse manages the Rittenhouse Growth Fund's investment portfolio. CCI and Rittenhouse are compensated for their services from the management fee paid to the Adviser. The Funds pay no compensation directly to those of its Trustees who are affil-iated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

During the six months ended January 31, 2001, Nuveen Investments (the "Dis-tributor"), a wholly owned subsidiary of The John Nuveen Company, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                            Rittenhouse
                            Innovation International Growth      Growth
------------------------------------------------------------------------------
Sales charges collected       $ 63,714             $  8,621  $  232,905
Paid to authorized dealers      63,714                7,495     232,905
------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substan-tially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended January 31, 2001, the Distributor compensated au-thorized dealers directly with commission advances at the time of purchase as follows:

                                                            Rittenhouse
                            Innovation International Growth      Growth
------------------------------------------------------------------------------
Commission advances           $588,570             $106,057  $1,239,702
------------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 serv-ice fees collected on Class B Shares during the first year following a pur-chase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended January 31, 2001, the Distributor retained such 12b-1 fees as follows:

                                                            Rittenhouse
                            Innovation International Growth      Growth
------------------------------------------------------------------------------
12b-1 fees retained           $409,706             $ 73,851  $1,434,447
------------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate autho-rized dealers for providing services to shareholders relating to their invest-ments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended January 31, 2001, as follows:

                                                            Rittenhouse
                            Innovation International Growth      Growth
------------------------------------------------------------------------------
CDSC retained                 $103,680             $ 30,446  $  364,850
------------------------------------------------------------------------------

At January 31, 2001, the Distributor owned 1,250 shares of the International Growth Fund's Class A, B, and C and The John Nuveen Company owned 496,250 shares of Class R.

-------------------------------------------------------------------------------
21

6. Composition of Net Assets

At January 31, 2001, the Funds had an unlimited number of $.01 par value per share common stock authorized. Net assets consisted of:

                                                   International   Rittenhouse
                                       Innovation         Growth        Growth
-------------------------------------------------------------------------------
Capital paid-in                      $129,020,352    $45,154,120  $565,362,968
Balance of undistributed net
 investment income                             --             --            --
Accumulated net realized gain
(loss) from investment transactions
and foreign currency transactions     (33,137,461)    (6,983,074)  (17,506,177)
Net unrealized appreciation of
 investments                            4,838,982      2,435,389   107,350,806
Net unrealized gain (loss) on
translation of assets and
liabilities
denominated in foreign currencies              --         (1,717)           --
-------------------------------------------------------------------------------
Net assets                           $100,721,873    $40,604,718  $655,207,597
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
22

                 Financial Highlights (Unaudited)

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                 Investment Operations       Less Distributions
                               ---------------------------  ---------------------
INNOVATION
                                               Net
                                         Realized/
                                   Net  Unrealized
                   Beginning   Invest-     Invest-              Net               Ending
                         Net      ment        ment          Invest-                  Net
Year Ended July        Asset    Income        Gain             ment Capital        Asset     Total
31,                    Value    (Loss)      (Loss)   Total   Income   Gains Total  Value Return(a)
---------------------------------------------------------------------------------------------------------
Class A (12/99)
 2001(e)            $    23.27   $(.22)    $ (4.23) $(4.45)    $ --    $ --  $ -- $18.82    (19.05)%
 2000(d)                 20.00    (.26)       3.53    3.27       --      --    --  23.27     16.30
Class B (12/99)
 2001(e)                 23.15    (.31)      (4.18)  (4.49)      --      --    --  18.66    (19.32)
 2000(d)                 20.00    (.37)       3.52    3.15       --      --    --  23.15     15.70
Class C (12/99)
 2001(e)                 23.17    (.31)      (4.19)  (4.50)      --      --    --  18.67    (19.34)
 2000(d)                 20.00    (.37)       3.54    3.17       --      --    --  23.17     15.80
Class R (12/99)
 2001(e)                 23.29    (.19)      (4.24)  (4.43)      --      --    --  18.86    (18.98)
 2000(d)                 20.00    (.21)       3.50    3.29       --      --    --  23.29     16.45
---------------------------------------------------------------------------------------------------------
Class (Inception Date)
                                       Ratios/Supplemental Data
                 ----------------------------------------------------------------------------------------
                          Before Credit/                After             After Credit/
                          Reimbursement            Reimbursement(b)      Reimbursement(c)
INNOVATION               ------------------------- --------------------- ---------------------
                                      Ratio                     Ratio                 Ratio
                                     of Net                    of Net                of Net
                                    Invest-                   Invest-               Invest-
                                       ment                      ment                  ment
                         Ratio of    Income        Ratio of    Income    Ratio of    Income
                         Expenses    (Loss)        Expenses    (Loss)    Expenses    (Loss)
                  Ending       to        to              to        to          to        to
                     Net  Average   Average         Average   Average     Average   Average    Portfolio
Year Ended July   Assets      Net       Net             Net       Net         Net       Net     Turnover
31,                (000)   Assets    Assets          Assets    Assets      Assets    Assets         Rate
---------------------------------------------------------------------------------------------------------
Class A (12/99)
 2001(e)         $23,762     1.93%*      (1.89)%*      1.93%*   (1.89)%*     1.90%*   (1.87)%*       121%
 2000(d)          22,838     1.97*       (1.89)*       1.89*    (1.82)*      1.86*    (1.79)*        117
Class B (12/99)
 2001(e)          32,685     2.68*       (2.64)*       2.68*    (2.64)*      2.65*    (2.61)*        121
 2000(d)          33,288     2.72*       (2.65)*       2.63*    (2.56)*      2.60*    (2.53)*        117
Class C (12/99)
 2001(e)          39,863     2.68*       (2.64)*       2.68*    (2.64)*      2.65*    (2.61)*        121
 2000(d)          39,907     2.75*       (2.68)*       2.60*    (2.53)*      2.57*    (2.50)*        117
Class R (12/99)
 2001(e)           4,412     1.67*       (1.64)*       1.67*    (1.64)*      1.64*    (1.61)*        121
 2000(d)           4,020     1.87*       (1.83)*       1.51*    (1.47)*      1.48*    (1.44)*        117
---------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the period December 20, 1999 (commencement of operations) through July 31, 2000.
(e) For the six months ended January 31, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
23

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations       Less Distributions
                      ---------------------------  ---------------------
INTERNATIONAL GROWTH
                                      Net
                                Realized/
                          Net  Unrealized
            Beginning Invest-     Invest-              Net               Ending              Ending
                  Net    ment        ment          Invest-                  Net                 Net
Year Ended      Asset  Income        Gain             ment Capital        Asset     Total    Assets
July 31,        Value  (Loss)      (Loss)   Total   Income   Gains Total  Value Return(a)     (000)
---------------------------------------------------------------------------------------------------
Class A (12/99)
 2001(e)       $22.93   $(.21)     $(2.18) $(2.39)   $ --    $ --  $ --  $20.54    (10.47)% $12,231
 2000(d)        20.00    (.15)       3.08    2.93      --      --    --   22.93     14.65    10,676
Class B (12/99)
 2001(e)        22.82    (.29)      (2.17)  (2.46)     --      --    --   20.36    (10.78)    6,605
 2000(d)        20.00    (.25)       3.07    2.82      --      --    --   22.82     14.10     6,435
Class C (12/99)
 2001(e)        22.82    (.29)      (2.17)  (2.46)     --      --    --   20.36    (10.78)    8,795
 2000(d)        20.00    (.24)       3.06    2.82      --      --    --   22.82     14.10     6,925
Class R (12/99)
 2001(e)        22.96    (.18)      (2.19)  (2.37)     --      --    --   20.59    (10.32)   12,974
 2000(d)        20.00    (.12)       3.08    2.96      --      --    --   22.96     14.80    14,265
---------------------------------------------------------------------------------------------------
Class (Inception Date)
                          Ratios/Supplemental Data
            ----------------------------------------------------------------------------
             Before Credit/            After             After Credit/
             Reimbursement        Reimbursement(b)      Reimbursement(c)
INTERNATIONAL-GROWTH------------- --------------------- ---------------------
                         Ratio                 Ratio                 Ratio
                        of Net                of Net                of Net
                       Invest-               Invest-               Invest-
                          ment                  ment                  ment
            Ratio of    Income    Ratio of    Income    Ratio of    Income
            Expenses    (Loss)    Expenses    (Loss)    Expenses    (Loss)
                  to        to          to        to          to        to
             Average   Average     Average   Average     Average   Average    Portfolio
Year Ended       Net       Net         Net       Net         Net       Net     Turnover
July 31,      Assets    Assets      Assets    Assets      Assets    Assets         Rate
---------------------------------------------------------------------------------------------------
Class A (12/99)
 2001(e)        2.61%*   (2.47)%*     2.11%*   (1.97)%*     2.04%*   (1.90)%*        91%
 2000(d)        2.66*    (1.90)*      1.82*    (1.05)*      1.75*     (.99)*        111
Class B (12/99)
 2001(e)        3.36*    (3.21)*      2.86*    (2.71)*      2.79*    (2.64)*         91
 2000(d)        3.41*    (2.61)*      2.57*    (1.76)*      2.50*    (1.70)*        111
Class C (12/99)
 2001(e)        3.36*    (3.22)*      2.86*    (2.72)*      2.79*    (2.65)*         91
 2000(d)        3.40*    (2.58)*      2.58*    (1.75)*      2.51*    (1.69)*        111
Class R (12/99)
 2001(e)        2.36*    (2.21)*      1.85*    (1.70)*      1.79*    (1.63)*         91
 2000(d)        2.58*    (1.99)*      1.50*     (.90)*      1.43*     (.84)*        111
---------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) For the period December 20, 1999 (commencement of operations) through July 31, 2000.
(e) For the six months ended January 31, 2001.


                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
24

                 Selected data for a share outstanding throughout each period:

Class (Inception Date)
                        Investment Operations       Less Distributions
                      ---------------------------  ----------------------
RITTENHOUSE GROWTH
                                      Net
                                Realized/
                          Net  Unrealized
            Beginning Invest-     Invest-              Net                 Ending               Ending
                  Net    ment        ment          Invest-                    Net                  Net
Year Ended      Asset  Income        Gain             ment Capital          Asset     Total     Assets
July 31,        Value  (Loss)      (Loss)   Total   Income   Gains  Total   Value Return(a)      (000)
------------------------------------------------------------------------------------------------------
Class A (12/97)
 2001(e)       $29.09   $(.07)     $(1.27) $(1.34)    $ --    $ --   $ --  $27.75     (4.61)% $125,661
 2000           25.10    (.12)       4.12    4.00       --    (.01)  (.01)  29.09     15.93    121,610
 1999           22.75    (.04)       2.45    2.41       --    (.06)  (.06)  25.10     10.62    101,080
 1998(d)        20.00    (.01)       2.76    2.75       --      --     --   22.75     13.75     43,092
Class B (12/97)
 2001(e)        28.55    (.18)      (1.24)  (1.42)      --      --     --   27.13     (4.97)   285,975
 2000           24.82    (.33)       4.07    3.74       --    (.01)  (.01)  28.55     15.01    287,993
 1999           22.66    (.23)       2.45    2.22       --    (.06)  (.06)  24.82      9.86    222,156
 1998(d)        20.00    (.11)       2.77    2.66       --      --     --   22.66     13.30     81,823
Class C (12/97)
 2001(e)        28.56    (.18)      (1.23)  (1.41)      --      --     --   27.15     (4.94)   196,283
 2000           24.84    (.33)       4.06    3.73       --    (.01)  (.01)  28.56     15.01    190,520
 1999           22.67    (.23)       2.46    2.23       --    (.06)  (.06)  24.84      9.86    146,927
 1998(d)        20.00    (.11)       2.78    2.67       --      --     --   22.67     13.35     43,260
Class R (12/97)
 2001(e)        29.29    (.04)      (1.27)  (1.31)      --      --     --   27.98     (4.47)    47,288
 2000           25.22    (.05)       4.13    4.08       --    (.01)  (.01)  29.29     16.17     49,256
 1999           22.79     .02        2.47    2.49       --    (.06)  (.06)  25.22     10.95     45,211
 1998(d)        20.00     .03        2.76    2.79       --      --     --   22.79     13.95     37,664
------------------------------------------------------------------------------------------------------
Class (Inception Date)
                         Ratios/Supplemental Data
            ----------------------------------------------------------------------------
             Before Credit/            After             After Credit/
             Reimbursement        Reimbursement(b)      Reimbursement(c)
RITTENHOUSE GROWTH--------------- --------------------- ---------------------
                         Ratio                 Ratio                 Ratio
                        of Net                of Net                of Net
                       Invest-               Invest-               Invest-
                          ment                  ment                  ment
            Ratio of    Income    Ratio of    Income    Ratio of    Income
            Expenses    (Loss)    Expenses    (Loss)    Expenses    (Loss)
                  to        to          to        to          to        to
             Average   Average     Average   Average     Average   Average    Portfolio
Year Ended       Net       Net         Net       Net         Net       Net     Turnover
July 31,      Assets    Assets      Assets    Assets      Assets    Assets         Rate
------------------------------------------------------------------------------------------------------
Class A (12/97)
 2001(e)        1.36%*    (.49)%*     1.36%*    (.49)%*     1.36%*    (.49)%*        11%
 2000           1.37      (.47)       1.35      (.45)       1.35      (.45)          28
 1999           1.27      (.18)       1.27      (.18)       1.27      (.18)          22
 1998(d)        1.42*     (.16)*      1.35*     (.09)*      1.35*     (.09)*          4
Class B (12/97)
 2001(e)        2.11*    (1.24)*      2.11*    (1.24)*      2.11*    (1.24)*         11
 2000           2.13     (1.23)       2.10     (1.20)       2.10     (1.20)          28
 1999           2.02      (.93)       2.01      (.93)       2.01      (.93)          22
 1998(d)        2.17*     (.91)*      2.10*     (.84)*      2.10*     (.84)*          4
Class C (12/97)
 2001(e)        2.11*    (1.24)*      2.11*    (1.24)*      2.11*    (1.24)*         11
 2000           2.13     (1.23)       2.10     (1.20)       2.10     (1.20)          28
 1999           2.01      (.93)       2.01      (.93)       2.01      (.93)          22
 1998(d)        2.17*     (.91)*      2.10*     (.84)*      2.10*     (.84)*          4
Class R (12/97)
 2001(e)        1.11*     (.24)*      1.11*     (.24)*      1.11*     (.24)*         11
 2000           1.12      (.21)       1.10      (.19)       1.10      (.19)          28
 1999           1.03       .08        1.03       .08        1.03       .08           22
 1998(d)        1.19*      .11*       1.10*      .20*       1.10*      .20*           4
------------------------------------------------------------------------------------------------------

* Annualized.
(a) Total returns are calculated on net asset value without any sales charge and are not annualized.
(b) After expense reimbursement from the investment adviser, where applicable.
(c) After custodian fee credit and expense reimbursement, where applicable.
(d) From commencement of class operations as noted.
(e) For the six months ended January 31, 2001.



                                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
25

                                     Notes

                                     Notes

                                     Notes

                Fund Information

                Board of Trustees
                James E. Bacon
                Jack B. Evans
                William T. Kissick
                Thomas E. Leafstrand
                Timothy R. Schwertfeger
                Sheila W. Wellington

                Fund Manager
                Nuveen Institutional Advisory Corp.
                333 West Wacker Drive
                Chicago, IL 60606

                Investment Managers
                Rittenhouse Financial Services, Inc.
                Two Radnor Corporate Center
                Suite 400
                Radnor, PA 19087

                Columbus Circle Investors
                Metro Center
                One Station Place
                Stamford, CT 06902

                Legal Counsel
                Chapman & Cutler
                Chicago, IL.

                Independent Public Accountants
                Arthur Andersen LLP
                Chicago, IL

                Transfer Agent and Shareholder Services
                Chase Global Funds Services Company
                Nuveen Investor Services
                P.O. Box 660086
                Dallas, TX 75266-0086
                (800) 257-8787


                NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

        Serving
Investors
        For Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

A 100-Year Tradition of Quality Investments

Since 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. In fact, more than 1.3 million investors have trusted Nuveen to help them build and sustain the wealth of a lifetime.

Whether your focus is long-term growth, dependable income or sustaining accumulated wealth, Nuveen offers a wide variety of investments and services to help meet your unique circumstan ces and financial planning needs. We can help you build a better, well-diversified portfolio.

Call Your Financial Advisor Today

To find out how Nuveen Mutual Funds might round out your investment portfolio, contact your financial advisor today. Or call Nuveen at (800) 257-8787 for more information. Ask your advisor or call for a prospectus, which details risks, fees and expenses. Please read the prospectus carefully before you invest.


NUVEEN
  Investments

Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com
333 West Wacker Drive
Chicago, Illinois 60606-1286
www.nuveen.com

               Portfolio of Investments (Unaudited)

               Nuveen Select Stock Fund

               January 31, 2001


                                                                         Market
Shares    Description                                                     Value
-------------------------------------------------------------------------------
          COMMON STOCKS - 101.0%

          Capital Goods - 6.0%

 1,000    The Boeing Company                                         $   58,500

   700    Quanta Services, Inc. #                                        22,568
-------------------------------------------------------------------------------

          Consumer Cyclicals - 7.1%

 1,000    Convergys Corporation #                                        47,510

 1,000    The Home Depot, Inc.                                           48,200

-------------------------------------------------------------------------------

          Consumer Staples - 13.5%

 1,000    Colgate-Palmolive Company                                      60,080

   700    The Quaker Oats Company                                        66,500

 1,000    Viacom Inc. - Class A #                                        55,990
-------------------------------------------------------------------------------

          Energy - 2.4%

   500    Cooper Cameron Corporation #                                   32,115
-------------------------------------------------------------------------------

          Financials - 11.1%

   666    Citigroup Inc.                                                 37,276

   500    Marsh & McLennan Companies, Inc.                               54,075

   800    Merrill Lynch & Co., Inc.                                      58,000
-------------------------------------------------------------------------------

          Healthcare - 8.4%

   500    Alpharma Inc. - Class A                                        18,500

 1,000    Millennium Pharmaceuticals, Inc. #                             50,125

 1,000    Pfizer Inc.                                                    45,150
-------------------------------------------------------------------------------

          Technology - 51.3%

 1,600    ADC Telecommunications, Inc. #                                 23,300

 1,000    Adobe Systems Incorporated                                     43,688

 1,000    Altera Corporation #                                           30,250

   800    Applied Micro Circuits Corporation #                           58,800

                                                                         Market
Shares    Description                                                     Value
-------------------------------------------------------------------------------
    25    Avaya Inc. #                                               $      437

   600    Brocade Communications Systems, Inc. #                         54,188

   800    Comverse Technology, Inc. #                                    90,650

   600    Corning Incorporated                                           34,026

 1,000    EMC Corporation #                                              75,990

   500    Linear Technology Corporation                                  31,313

   500    Micron Technology, Inc.                                        22,885

   300    Newport Corporation                                            24,488

 1,000    Nortel Networks Corporation                                    38,230

   400    PMC-Sierra, Inc. #                                             30,225

   500    QUALCOMM Inc. #                                                42,031

   200    SDL, Inc. #                                                    40,350

   400    Tollgrade Communications, Inc. #                               14,850

   500    Waters Corporation #                                           36,765
-------------------------------------------------------------------------------

          Utilities - 1.2%

   400    Level 3 Communications, Inc. #                                 16,273
-------------------------------------------------------------------------------
          Total Investments (cost $1,727,677) - 101.0%                1,363,328
          ---------------------------------------------------------------------
          Other Assets Less Liabilities - (1.0)%                        (13,873)
          ---------------------------------------------------------------------
          Net Assets - 100%                                          $1,349,455
          =====================================================================

          # Non-income producing.


                                 See accompanying notes to financial statements.

Statement of Net Assets (Unaudited)
Nuveen Select Stock Fund
January 31, 2001

---------------------------------------------------------------------------------------------------------
Assets
Investment securities, at market value (cost $1,727,677)                                       $1,363,328
Cash                                                                                               31,871
Receivables:
   Fund manager                                                                                    34,154
   Dividends                                                                                          551
---------------------------------------------------------------------------------------------------------
     Total assets                                                                               1,429,904
---------------------------------------------------------------------------------------------------------
Liabilities
Offering costs                                                                                     49,517
Accrued expenses:
   12b-1 distribution and service fees                                                                 36
   Shareholders' servicing agent                                                                   13,370
   Shareholders' reports -- printing and mailing                                                   14,680
   Other                                                                                            2,846
---------------------------------------------------------------------------------------------------------
     Total liabilities                                                                             80,449
---------------------------------------------------------------------------------------------------------
Net assets                                                                                     $1,349,455
=========================================================================================================
Class A Shares
Net assets                                                                                     $   19,557
Shares outstanding                                                                                  1,250
Net asset value and redemption price per share                                                 $    15.65
Offering price per share (net asset value per share plus
  maximum sales charge of 5.75% of offering price)                                             $    16.60
=========================================================================================================
Class B Shares
Net assets                                                                                     $   19,508
Shares outstanding                                                                                  1,250
Net asset value, offering and redemption price per share                                       $    15.61
=========================================================================================================
Class C Shares
Net assets                                                                                     $   19,508
Shares outstanding                                                                                  1,250
Net asset value, offering and redemption price per share                                       $    15.61
=========================================================================================================
Class R Shares
Net assets                                                                                     $1,290,882
Shares outstanding                                                                                 82,440
Net asset value, offering and redemption price per share                                       $    15.66
=========================================================================================================

                                 See accompanying notes to financial statements.

Statement of Operations (Unaudited)
Nuveen Select Stock Fund
For the Period September 29, 2000 (commencement of operations) through January 31, 2001

---------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                                                                       $   1,643
---------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                     5,241
12b-1 service fees -- Class A                                                                          17
12b-1 distribution and service fees -- Class B                                                         69
12b-1 distribution and service fees -- Class C                                                         69
Shareholders' servicing agent fees and expenses                                                    13,370
Custodian's fees and expenses                                                                       6,718
Trustees' fees and expenses                                                                         1,337
Professional fees                                                                                   4,135
Shareholders' reports -- printing and mailing expenses                                             19,680
Organization and offering costs                                                                    95,038
---------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                              145,674
   Custodian fee credit                                                                               (34)
   Expense reimbursement                                                                         (139,290)
---------------------------------------------------------------------------------------------------------
Net expenses                                                                                        6,350
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                       (4,707)
---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions                                              (4,557)
Net change in unrealized appreciation or depreciation of investments                             (364,349)
---------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                                 (368,906)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                           $(373,613)
=========================================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)
Nuveen Select Stock Fund
For the Period September 29, 2000 (commencement of operations) through January 31, 2001

------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                                                         $   (4,707)
Net realized gain (loss) from investment transactions                                    (4,557)
Net change in unrealized appreciation or depreciation of investments                   (364,349)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                  (373,613)
------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                                      1,723,068
------------------------------------------------------------------------------------------------
Net increase in net assets                                                            1,349,455
Net assets at the beginning of period                                                         -
------------------------------------------------------------------------------------------------
Net assets at the end of period                                                      $1,349,455
================================================================================================
Balance of undistributed net investment income at the end of period                  $        -
================================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)


1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust comprises the Nuveen Select Stock Fund (the "Fund"), among others. The Trust was organized as a Massachusetts business trust in 1997.

The Fund invests substantially all of its assets in 25-35 stocks that represent the most attractive portfolio from the companies included in the "Peroni Select Stock List" in order to provide long-term capital growth. The Peroni Select Stock List is based upon the research of Nuveen's Director of Equity Research, Eugene E. Peroni, Jr. which combines a bottom-up evaluation of technical characteristics with a top-down thematic analysis of broad fundamental trends.

The stocks in the Peroni Select Stock List represent the 40-60 companies with the strongest growth potential based upon technical research and the investment themes that Mr. Peroni believes will underlie stock market leadership over the next 12 to 18 months. When selecting stocks from this list, the Fund seeks to diversify its portfolio across sectors and to achieve an attractive return/risk profile. The Fund's investment process does not emphasize a particular investment style or market capitalization. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the most recent bid prices. The prices of fixed-income securities are provided by a pricing service and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service establishes fair market value based on prices of comparable securities. Debt securities having remaining maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At January 31, 2001, the Fund had no such outstanding purchase commitments.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

Dividends and Distributions to Shareholders

Net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.

Federal Income Taxes

The Fund intends to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

Flexible Sales Charge Program

The Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur an annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Fund may invest in options and futures contracts, which are sometimes referred to as derivative transactions. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the period September 29, 2000 (commencement of operations) through January 31, 2001.

Expense Allocation

Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only includes 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs

Costs incurred by the Fund in connection with its organization and initial registration were expensed as incurred. Offering costs incurred by the Fund are being expensed over a twelve month period on a straight-line basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares for the period September 29, 2000 (commencement of operations) through January 31, 2001, were as follows:

                                                                          Shares           Amount
--------------------------------------------------------------------------------------------------
Shares sold:
   Class A                                                                 1,250       $   25,000
   Class B                                                                 1,250           25,000
   Class C                                                                 1,250           25,000
   Class R                                                                82,440        1,648,068
--------------------------------------------------------------------------------------------------
Net increase                                                              86,190       $1,723,068
==================================================================================================

3. Securities Transactions
Purchases and sales of common stocks for the period September 29, 2000 (commencement of operations) through January 31, 2001, were as follows:

------------------------------------------------------------------------------
Purchases:
   Common stocks                                               $    1,789,727
Sales:
   Common stocks                                                       57,492
==============================================================================

At January 31, 2001, the identified cost of investments owned for federal income tax purposes was $1,727,677.

4. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at January 31, 2001, were as follows:

------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                $       50,647
   depreciation                                                      (414,996)
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                     $     (364,349)
==============================================================================

5. Management Fee and Other Transactions with Affiliates
Under the Trust's investment management agreement with Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, the Fund pays an annual management fee, payable monthly, which is based upon the average daily net assets of the Fund as follows:

------------------------------------------------------------------------------
For the first $125 million                                            1.1000%
For the next $125 million                                             1.0875
For the next $250 million                                             1.0750
For the next $500 million                                             1.0625
For the next $1 billion                                               1.0500
For net assets over $2 billion                                        1.0250
==============================================================================

The Adviser had agreed to waive fees and reimburse expenses through July 31, 2002, in order to prevent total operating expenses (excluding any 12b-1 distribution or service fees and extraordinary expenses) from exceeding 1.50% of the average daily net assets of any class of Fund shares. The Adviser may voluntarily agree to reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities.

During the period September 29, 2000 (commencement of operations) through January 31, 2001, Nuveen Investments (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, retained $137 in 12b-1 fees.

At January 31, 2001, The John Nuveen Company owned 1,250 shares of Select Stock's Class A, B and C and 82,440 shares of Select Stock's Class R.

6. Composition of Net Assets
At January 31, 2001, the Fund had an unlimited number of $.01 par value per share common stock authorized. Net assets consisted of:

-------------------------------------------------------------------------------
Capital paid-in                                                     $1,718,361
Balance of undistributed net investment income                              --
Accumulated net realized gain (loss) from investment transactions       (4,557)
Net unrealized appreciation (depreciation) of investments             (364,349)
-------------------------------------------------------------------------------
Net assets                                                          $1,349,455
===============================================================================

Financial Highlights (Unaudited)




Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                  Investment Operations          Less Distributions
                              -----------------------------  --------------------------
                                               Net
                                         Realized/
                                  Net   Unrealized
                Beginning     Invest-      Invest-               Net                      Ending
                      Net        ment         ment           Invest-                         Net
Year Ended          Asset      Income         Gain              ment    Capital            Asset        Total
July 31,            Value      (Loss)       (Loss)    Total   Income      Gains   Total    Value    Return(a)
--------------------------------------------------------------------------------------------------------------
Class A (9/00)
    2001(d)        $20.00      $(.07)       $(4.28)  $(4.35)   $  --      $  --   $  --   $15.65       (21.75)%
Class B (9/00)
    2001(d)         20.00       (.11)        (4.28)   (4.39)      --         --      --    15.61       (21.95)
Class C (9/00)
    2001(d)         20.00       (.11)        (4.28)   (4.39)      --         --      --    15.61       (21.95)
Class R (9/00)
    2001(d)         20.00       (.05)        (4.29)   (4.34)      --         --      --    15.66       (21.70)
--------------------------------------------------------------------------------------------------------------

                                                     Ratios/Supplemental Data
                       -------------------------------------------------------------------------------------
                                    Before Credit/             After           After Credit/
                                    Reimbursement         Reimbursement(b)    Reimbursement(c)
                                ----------------------   ------------------   ------------------------------
                                                 Ratio                Ratio                Ratio
                                                of Net               of Net               of Net
                                               Invest-              Invest-              Invest-
                               Ratio of           ment  Ratio of       ment  Ratio of       ment
                               Expenses         Income  Expenses     Income  Expenses     Income
                       Ending        to      (Loss) to        to  (Loss) to        to  (Loss) to
                          Net   Average        Average   Average    Average   Average    Average   Portfolio
                       Assets       Net            Net       Net        Net       Net        Net    Turnover
                        (000)    Assets         Assets    Assets     Assets    Assets     Assets        Rate
------------------------------------------------------------------------------------------------------------
Class A (9/00)
    2001(d)            $   20     30.78%*      (30.43)%*    1.55%*    (1.20)%*   1.55%*    (1.20)%*       4%
Class B (9/00)
    2001(d)                20     31.53*       (31.18)*     2.30*     (1.96)*    2.30*     (1.96)*        4
Class C (9/00)
    2001(d)                20     31.53*       (31.18)*     2.30*     (1.96)*    2.30*     (1.96)*        4
Class R (9/00)
    2001(d)             1,291     30.54*       (30.20)*     1.31*      (.96)*    1.30*      (.96)*        4
------------------------------------------------------------------------------------------------------------

*   Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After expense reimbursement from the investment adviser, where applicable.

(c) After custodian fee credit and expense reimbursement, where applicable.

(d) For the period September 29, 2000 (commencement of operations) through January 31, 2001.

                                 See accompanying notes to financial statements.

11